ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Sep. 30, 2023
ORGANIZATION AND PRINCIPAL ACTIVITIES
Schedule of company's subsidiaries and variable interest entities included in continuing operations

As of September 30, 2023, the Company’s subsidiaries and variable interest entities included in continuing operations consisted of the following:

	Date of	Place of	Percentage
	Incorporation	Incorporation	of	Principal
Name	or Establishment	or Establishment	Ownership	Activity
Subsidiaries:
State Harvest Holdings Limited(“State Harvest”)	October 6, 2004	British Virgin Islands	100%	Investment Holding

OAL SMY Limited	July 28, 2021	USA	100%	Investment Holding

Beijing Origin State Harvest Biotechnology Limited (“BioTech”)	December 1, 2004	People’s Republic of China (“PRC”)	100%	Hybrid seed technology development

Variable interest entity:
Hainan Aoyu Biotechnology Limited(Hainan Aoyu)	March 2, 2022	PRC	100%	Hybrid crop seed development, production and distribution

Subsidiaries held by Hainan Aoyu:

Xinjiang Originbo Seed Company Limited (note ) (“Xinjiang Originbo”)	July 13, 2011	PRC	70.52%	Hybrid crop seed development, production and distribution

Subsidiaries held by State Harvest:

Shandong Aoruixinong Agricultural Technology Limited (Shandong Aoruixinong)	September 27, 2019	PRC	51%	Agricultural seed products distribution through e-commune network

Hubei Aoyu Zhongye Limited (Hubei Aoyu)	October 22, 2018	PRC	51%	Agricultural seed products distribution through e-commerce network

Anhui Aoyu Zhongye Limited (Anhui Aoyu)	July 25, 2018	PRC	50%	Agricultural seed products distribution through e-commerce network

Xuzhou Aoyu Zhongye Limited (Xuzhou Aoyu)	September 25, 2018	PRC	51%	Agricultural seed products distribution through e-commerce network

Henan Aoyu Zhongye Limited (note (i)) (“Henan Aoyu”)	July 16, 2018	PRC	51%	Agricultural seed products distribution through e-commerce network

Henan Baodao Origin Agriculture and Animal Husbandry Co., Ltd (“Baodao Origin”)	Nov 23, 2022	PRC	51%	Agricultural seed products distribution

Subsidiary held by Baodao Origin:
Shihezi Baodao Agriculture and Animal Husbandry Technology Co., Ltd	March 8, 2023	PRC	100%	Agricultural seed and feed products distribution

Schedule of variable interest entities

	September 30,
	2022	2023	2023
	RMB	RMB	US$
ASSETS
Current Assets
Cash and cash equivalents	950	2,142	298
Due from related party	—	—	—
Accounts receivable	304	189	26
Advances to suppliers	8,456	64,502	8,984
Inventories	—	2,511	350
Other current assets	7,698	929	129
Total current assets	17,408	70,273	9,787
Land use rights, net	1,792	—	—
Plant and equipment, net	32,952	18,771	2,614
Equity investments	—	130,541	18,182
Other assets	1,554	1,192	166
Total assets	53,706	220,777	30,749
LIABILITIES
Current liabilities
Current portion of long-term borrowings	137,660	—	—
Accounts payable	10,064	318	44
Due to growers	404	404	56
Due to related parties	24,136	6,205	864
Advances from customers	29,420	76,936	10,716
Other payables and accrued expenses	58,954	1,266	176
Total current liabilities	260,638	85,129	11,856
Other long-term liability	15,732	6,177	860
Total liabilities	276,370	91,306	12,716